INVESTMENTS - Schedule of Investments by Major Security Type, the Carrying Value and Amortized Cost (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Cost
Debt securities, cost	$ 5,672
Cost	6,312	$ 5,794
Unrealized Gain
Available for sale securities, unrealized gain	86	22
Unrealized (Loss)
Available for sale securities, unrealized (loss)	(48)	(39)
Carrying Value
Total securities	5,624
Carrying Value	6,350	5,777
Aggregate fair value of investments in continuous unrealized loss position for greater than 12 months	1,900
Unrealized loss of investments	25
Short-term Investments
Cost
Debt securities, cost	2,193	1,977
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(6)	(2)
Carrying Value
Total securities	2,187	1,975
Short-term Investments | U.S. government and agencies
Cost
Debt securities, cost	485	231
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(2)	0
Carrying Value
Total securities	483	231
Short-term Investments | U.S. corporate debt securities
Cost
Debt securities, cost	660	651
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(2)	(1)
Carrying Value
Total securities	658	650
Short-term Investments | Foreign debt securities
Cost
Debt securities, cost	1,048	743
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(2)	(1)
Carrying Value
Total securities	1,046	742
Short-term Investments | Municipal obligations
Cost
Debt securities, cost	0	348
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	0	0
Carrying Value
Total securities	0	348
Short-term Investments | Asset-backed securities
Cost
Debt securities, cost	0	4
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	0	0
Carrying Value
Total securities	0	4
Long-term Investments
Cost
Equity and other securities, cost	640	604
Cost	4,119	3,817
Unrealized Gain
Equity and other securities, unrealized gain	86	22
Available for sale securities, unrealized gain	86	22
Unrealized (Loss)
Equity and other securities, unrealized (loss)	0	(2)
Available for sale securities, unrealized (loss)	(42)	(37)
Carrying Value
Equity and other securities, carrying value	726	624
Carrying Value	4,163	3,802
Long-term Investments | U.S. government and agencies
Cost
Debt securities, cost	600	689
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(9)	(6)
Carrying Value
Total securities	591	683
Long-term Investments | U.S. corporate debt securities
Cost
Debt securities, cost	1,361	1,164
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(16)	(14)
Carrying Value
Total securities	1,345	1,150
Long-term Investments | Foreign debt securities
Cost
Debt securities, cost	1,518	1,356
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	(17)	(15)
Carrying Value
Total securities	1,501	1,341
Long-term Investments | Municipal obligations
Cost
Debt securities, cost	0	4
Unrealized Gain
Debt securities, unrealized gain	0	0
Unrealized (Loss)
Debt securities, unrealized (loss)	0	0
Carrying Value
Total securities	$ 0	$ 4